CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
CONTINGENCIES
CONTINGENCIES
Due to the complexity and nature of the Company’s operations, various legal, tax, and regulatory matters are outstanding from time to time. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of the changes in its consolidated financial statements on the date such changes occur.
On July 7, 2017, the Company learned that three purported class action lawsuits were filed against Tahoe, and certain of its current and former officers and directors under Section 10(b) and Section 20(a) of the US Securities Exchange Act of 1934, as amended (the "US Exchange Act"), and Rule 10b-5, thereunder.  The lawsuits were filed in three different federal courts and all generally allege that the Company made untrue statements of material facts or omitted to state material facts or engaged in acts that operated as a fraud upon the purchasers of the Company's stock. The lawsuits were filed following the issuance of the provisional decision by the Guatemalan Supreme Court to suspend the mining license at Escobal. The suits allege compensatory damages, interest, fees and costs. The Company expects the cases to be transferred to one court so that they can be consolidated and a lead plaintiff can be appointed to represent the purported class members. The Company is disputing the allegations raised and will vigorously defend the lawsuits, the outcome of which is not determinable at this time.